Investment Portfolio	as of February 29, 2020 (Unaudited)

DWS CROCI® Equity Dividend Fund

	Shares	Value ($)
Common Stocks 98.4%
Communication Services 2.0%
Media
ViacomCBS, Inc. "B"	925,388	22,773,799
Consumer Discretionary 2.5%
Distributors
Genuine Parts Co.	335,456	29,265,181
Consumer Staples 7.1%
Beverages 2.6%
PepsiCo, Inc.	225,878	29,822,673
Food Products 2.2%
Tyson Foods, Inc. "A"	380,135	25,784,557
Tobacco 2.3%
Altria Group, Inc.	648,390	26,175,504
Energy 4.9%
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.	2,255,239	31,415,479
Phillips 66	334,140	25,013,721
		56,429,200
Financials 24.4%
Banks 16.9%
Bank of America Corp.	981,753	27,979,961
JPMorgan Chase & Co.	244,808	28,424,657
KeyCorp	1,712,167	27,993,930
M&T Bank Corp.	191,180	26,837,848
Truist Financial Corp.	591,866	27,308,697
Wells Fargo & Co.	686,138	28,028,737
Zions Bancorp. NA	696,928	27,842,274
		194,416,104
Capital Markets 2.5%
Bank of New York Mellon Corp.	715,660	28,554,834
Consumer Finance 5.0%
Discover Financial Services	437,595	28,697,480
Synchrony Financial	1,013,039	29,479,435
		58,176,915
Health Care 20.5%
Biotechnology 5.6%
Amgen, Inc.	144,303	28,821,638
Gilead Sciences, Inc.	511,525	35,479,374
		64,301,012
Health Care Equipment & Supplies 2.4%
Medtronic PLC	269,955	27,176,370
Pharmaceuticals 12.5%
Bristol-Myers Squibb Co.	506,519	29,915,012
Eli Lilly & Co.	233,096	29,400,398
Johnson & Johnson	217,459	29,243,886
Merck & Co., Inc.	374,221	28,650,360
Pfizer, Inc.	809,899	27,066,825
		144,276,481
Industrials 17.1%
Aerospace & Defense 4.7%
Lockheed Martin Corp.	75,315	27,856,759
Raytheon Co.	141,303	26,644,094
		54,500,853
Airlines 2.3%
Delta Air Lines, Inc.	572,794	26,422,987
Electrical Equipment 2.7%
Eaton Corp. PLC	342,524	31,073,777
Machinery 5.1%
Cummins, Inc.	196,069	29,663,279
PACCAR, Inc.	428,779	28,685,315
		58,348,594
Professional Services 2.3%
ManpowerGroup, Inc.	345,118	26,208,261
Information Technology 5.1%
IT Services 2.6%
International Business Machines Corp.	233,059	30,332,629
Technology Hardware, Storage & Peripherals 2.5%
Hewlett Packard Enterprise Co.	2,234,984	28,585,445
Materials 2.4%
Chemicals
LyondellBasell Industries NV "A"	394,097	28,162,172
Utilities 12.4%
Electric Utilities 7.7%
Eversource Energy	353,335	30,549,344
NextEra Energy, Inc.	121,581	30,730,814
PPL Corp.	895,293	26,867,743
		88,147,901
Multi-Utilities 4.7%
DTE Energy Co.	244,235	27,273,722
Public Service Enterprise Group, Inc.	528,531	27,118,926
		54,392,648
Total Common Stocks (Cost $1,142,274,033)		1,133,327,897
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 1.65% (a) (Cost $15,010,582)	15,010,582	15,010,582
	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $1,157,284,615)	99.7	1,148,338,479
Other Assets and Liabilities, Net	0.3	3,119,155
Net Assets	100.0	1,151,457,634

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended February 29, 2020 are as follows:

Value ($) at 11/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 2/29/2020	Value ($) at 2/29/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.50% (a) (b)
3,378,656	—	3,378,656(c)	—	—	10	—	—	—
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 1.65% (a)
18,397,641	59,575,958	62,963,017	—	—	81,686	—	15,010,582	15,010,582
21,776,297	59,575,958	66,341,673	—	—	81,696	—	15,010,582	15,010,582

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 29, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$1,133,327,897	$—	$—	$1,133,327,897
Short-Term Investments	15,010,582	—	—	15,010,582
Total	$1,148,338,479	$—	$—	$1,148,338,479

(d)	See Investment Portfolio for additional detailed categorizations.